Notes Payable - Floor Plan (Q3) (Details) - Inventory Financing Facility [Member] - USD ($) $ in Millions	9 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Line of Credit Facility [Abstract]
Outstanding balance of facility	$ 176.1	$ 225.4
Credit facility, available borrowing capacity	$ 216.4	$ 67.1
New Inventory [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Credit facility, interest rate	2.91%	4.77%
New Inventory [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Credit facility, interest rate	5.16%	7.02%
Pre-owned Inventory [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Credit facility, interest rate	3.16%	5.02%
Pre-owned Inventory [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Credit facility, interest rate	5.41%	7.27%
LIBOR [Member]
Line of Credit Facility [Abstract]
Debt instrument, term of variable rate	1 month
LIBOR [Member] | New Boats [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate	2.75%
LIBOR [Member] | New Boats [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate	5.00%
Boat Rate [Member] | New Boats [Member]
Line of Credit Facility [Abstract]
Debt instrument, variable interest rate	0.25%
Wells Fargo [Member]
Line of Credit Facility [Abstract]
Percentage of finance provided of vendor invoice price	100.00%